CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 1,256,453	$ 1,244,527
Restricted cash	9,080,202	4,580
Prepaid expenses	425,259	780,807
Assets held for sale	0	6,432,216
Other current assets	888,929	481,588
Total current assets	11,650,843	8,943,718
Property, plant and equipment, net	43,276	87,854
Operating lease right-of-use asset	237,983	71,191
Other assets	8,309	8,309
Total assets	11,940,411	9,111,072
Current liabilities
Accrued payroll liabilities	888,381	657,734
Estimate for legal contingency	6,053,468	6,205,310
Convertible multi-draw credit agreement - related party	0	1,848,375
Convertible note - related party, net of discount	4,371,998	0
Operating lease liability, current portion	72,038	78,700
Total current liabilities	13,900,999	12,119,126
Non-current liabilities
Operating lease liability, net of current portion	171,230	0
Total liabilities	14,072,229	12,119,126
Commitments and contingencies (Note 13)
Stockholders’ deficit
Preferred stock, $0.001 par value; 200,000 shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022	0	0
Common stock, $0.001 par value; 100,000,000 and 20,000,000 shares authorized at December 31, 2023 and 2022, respectively; 12,349,243 and 3,654,119 shares issued and outstanding at December 31, 2023 and 2022, respectively	12,349	3,654
Additional paid-in-capital	102,238,382	63,726,057
Accumulated deficit	(104,382,549)	(66,737,765)
Total stockholders’ deficit	(2,131,818)	(3,008,054)
Total liabilities and stockholders’ deficit	11,940,411	9,111,072
Nonrelated Party
Current liabilities
Accounts payable	1,155,785	1,669,997
Accrued interest - related party	234,750	0
Other current liabilities	998,552	1,422,445
Related Party
Current liabilities
Accounts payable	0	124,901
Accrued interest - related party	126,027	15,814
Other current liabilities	$ 0	$ 95,850